UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                            HAMBRECT SMALL CAP
                                                                 TECHNOLOGY FUND
                                                                  APRIL 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.8%+
--------------------------------------------------------------------------------
                                                   SHARES              VALUE
                                                -----------          -----------
COMMUNICATIONS EQUIPMENT -- 16.6%
    Brightpoint*                                      3,225          $   107,973
    CalAmp*                                           1,780               23,977
    Globecomm Systems*                                1,170                9,067
    Seachange International*                          2,200               14,806
    TeleCommunication Systems*                        3,075                9,071
                                                                     -----------
                                                                         164,894
                                                                     -----------
COMPUTER SOFTWARE -- 20.2%
    ActivIdentity*                                    3,537               15,457
    Aspen Technology*                                 2,750               35,365
    Bell Microproducts*                               2,282               14,833
    ePlus*                                              660                9,260
    Intervideo*                                       1,040               10,691
    Mobius Management Systems*                        1,480                9,472
    Navarre*                                          2,280                8,983
    Selectica*                                        2,495                6,737
    SumTotal Systems*                                 1,975               13,252
    SupportSoft*                                      3,351               15,314
    SYNNEX*                                           2,260               42,827
    Vitria Technology*                                2,645                8,173
    WatchGuard Technologies*                          2,050               10,660
                                                                     -----------
                                                                         201,024
                                                                     -----------
COMPUTERS & SERVICES -- 27.1%
    Adaptec*                                          8,840               48,885
    Agilysys                                          2,400               34,752
    Computer Horizons*                                2,445               13,374
    Dot Hill Systems*                                 3,450               15,697
    Dynamics Research*                                  730               10,768
    Gerber Scientific*                                1,750               18,147
    iGate*                                            4,065               29,065
    InFocus*                                          3,070               14,951
    Iomega                                            3,995               12,784
    MIVA*                                             2,425               10,670
    Network Engines*                                  2,900                6,728
    Network Equipment Technologies*                   1,950                5,948
    Overland Storage*                                 1,100                9,086
    Pomeroy IT Solutions*                               935                8,247
    Printronix                                          460                7,728
    SimpleTech*                                       3,520               14,573
    TechTeam Global*                                    815                8,158
                                                                     -----------
                                                                         269,561
                                                                     -----------
ELECTRICAL EQUIPMENT & SERVICES -- 9.0%
    EMS Technologies*                                   840               16,128
    OSI Systems*                                      1,300               24,778
    Planar Systems*                                   1,160               18,885
    SBS Technologies*                                   950               15,456
    Sypris Solutions                                  1,450               13,775
                                                                     -----------
                                                                          89,022
                                                                     -----------
ELECTRONIC INSTRUMENTS & CONTROLS -- 1.9%
    Communications Systems                              700                7,756

THE ADVISORS' INNER CIRCLE FUND II                            HAMBRECT SMALL CAP
                                                                 TECHNOLOGY FUND
                                                                  APRIL 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                   SHARES              VALUE
                                                -----------          -----------
ELECTRONIC INSTRUMENTS & CONTROLS -- CONTINUED
    NU Horizons Electronics*                          1,330          $    11,278
                                                                     -----------
                                                                          19,034
                                                                     -----------
ELECTRONICS -- 2.9%
    DDi*                                              1,400               12,180
    Merix*                                            1,470               16,964
                                                                     -----------
                                                                          29,144
                                                                     -----------
SEMICONDUCTORS -- 16.1%
    Alliance Semiconductor*                           2,770                7,479
    Asyst Technologies*                               3,680               37,389
    ESS Technology*                                   3,110                9,859
    FSI International*                                2,290               11,610
    Leadis Technology*                                2,200               13,618
    Magnetek*                                         2,300                9,177
    MRV Communications*                               8,075               30,766
    Richardson Electronics                            1,314                9,316
    Stratos International                             1,100                8,448
    Ultra Clean Holdings*                             1,325               11,872
    White Electronic Designs*                         1,900               10,887
                                                                     -----------
                                                                         160,421
                                                                     -----------
    TOTAL COMMON STOCK
        (Cost $816,801)                                                  933,100
                                                                     -----------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS ++ -- 2.9%
--------------------------------------------------------------------------------
    Evergreen Institutional
        Government Money Market Fund, Cl I
        4.54%                                        14,406               14,406
    Evergreen Institutional
        Treasury Money Market Fund, Cl I
        4.46%                                        14,405               14,405
                                                                     -----------
    TOTAL MONEY MARKET FUNDS
        (Cost $28,811)                                                    28,811
                                                                     -----------
    TOTAL INVESTMENTS -- 96.7%
        (Cost $845,612)+ +                                           $   961,911
                                                                     ===========

         PERCENTAGES ARE BASED ON NET ASSETS OF $994,911.

       * NON-INCOME PRODUCING SECURITY
       + NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
         SECTORS ARE UTILIZED FOR REPORTING.
      ++ RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
     + + AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $845,612, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $159,546 AND ($43,247), RESPECTIVELY.
      CL CLASS

  FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT
                  SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




                                                                 WHR-QH-001-0200

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ---------------------------
                                          James F. Volk
                                          President

Date: June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ---------------------------
                                          James F. Volk
                                          President


Date: June 19, 2006


By (Signature and Title)*                 /s/ Michael Lawson
                                          ---------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: June 19, 2006

* Print the name and title of each signing officer under his or her signature.